                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 05/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                      RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                                 AT MAY 31, 2008



RiverSource California Tax-Exempt Fund

MAY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (93.4%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.5%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                             7.60%            $830,000            $1,005,587
-------------------------------------------------------------------------------------


AIRPORT (2.4%)
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 08-01-13                             5.00            2,000,000             2,091,220
San Francisco City & County Airports Commission
 Refunding Revenue Bonds
 2nd Series 2001-27B (FGIC)
 05-01-16                             5.25            2,170,000             2,234,492
                                                                      ---------------
Total                                                                       4,325,712
-------------------------------------------------------------------------------------


CERTIFICATE OF PARTICIPATION (0.8%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
 12-01-21                             5.00            1,530,000             1,553,990
-------------------------------------------------------------------------------------


COLLEGE (9.3%)
California Educational Facilities Authority
 Prerefunded Revenue Bonds
 University of Southern California
 Series 2003A
 10-01-33                             5.00            2,000,000             2,179,220
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                             4.75            2,000,000             1,993,600
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28                             5.80            4,000,000             4,080,760
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                             4.75            2,300,000             2,204,826
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004B
 Zero Coupon
 Series 2006 (AMBAC)
 08-01-19                             4.75            1,000,000(g)            591,550
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                             5.00            2,500,000             2,594,825
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
 08-01-21                             5.00              700,000               742,609
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
 09-01-18                             5.38            1,000,000             1,065,700
University of California Regents Medical Center
 Revenue Bonds
 Series 2008D
 05-15-27                             5.00            1,500,000             1,543,620
                                                                      ---------------
Total                                                                      16,996,710
-------------------------------------------------------------------------------------


COMBINED UTILITY (2.1%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D (FGIC) A.M.T.
 12-01-23                             4.75            1,000,000               858,940
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                             5.13            1,500,000             1,364,865
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23                             5.00              225,000               212,652
 02-15-26                             5.00            1,500,000             1,405,995
                                                                      ---------------
Total                                                                       3,842,452
-------------------------------------------------------------------------------------


ELECTRIC (5.2%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                             5.00            2,000,000             2,097,180
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                             5.00            1,000,000(b)            980,740
Southern California Public Power Authority
 Revenue Bonds
 Project #1
 Series 2007A
 11-01-33                             5.00            3,000,000             2,911,650


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                             5.00%          $2,500,000            $2,516,825
 01-01-34                             5.00            1,000,000             1,003,340
                                                                      ---------------
Total                                                                       9,509,735
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (12.5%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37                             5.00            1,000,000               939,900
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                             6.13            2,500,000             2,588,850
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                             5.00            1,500,000             1,542,255
 11-15-34                             5.00            1,525,000             1,472,891
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                             5.25            3,500,000             3,565,485
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                             5.00            2,500,000             2,489,850
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30                             5.50            1,975,000             2,001,663
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                             5.25            1,000,000               976,050
Sierra View Local Healthcare District
 Revenue Bonds
 Series 2007
 07-01-37                             5.25            2,000,000             1,883,600
Tulare Local Healthcare District
 Refunding Revenue Bonds
 Series 2007
 11-01-32                             5.20            2,180,000             1,983,778
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                             5.13            3,930,000             3,482,530
                                                                      ---------------
Total                                                                      22,926,852
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (4.2%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                             5.75            1,825,000             1,853,598
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 08-01-41                             4.80            1,000,000               887,600
 02-01-42                             5.50              975,000               989,489
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17                             4.35            1,555,000             1,500,513
 08-01-17                             4.35            2,470,000             2,370,829
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
 02-01-23                             7.50               25,000                25,445
                                                                      ---------------
Total                                                                       7,627,474
-------------------------------------------------------------------------------------


LEASE (2.4%)
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
 06-01-45                             5.00            2,000,000             1,851,480
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                             6.25            2,325,000             2,556,245
                                                                      ---------------
Total                                                                       4,407,725
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (7.7%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
 06-01-29                             5.75              785,000               743,120
 06-01-42                             6.00              240,000               227,076
California County Tobacco Securitization Agency
 Revenue Bonds
 Golden Gate
 Series 2007A
 06-01-21                             4.50            3,300,000             3,002,042
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Series 2008W
 02-01-33                             5.25            2,000,000             2,045,520
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                             5.13            2,000,000             1,559,100
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
 06-01-43                             5.00              110,000               117,502
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                             6.75            1,510,000             1,733,284
 06-01-40                             6.63              750,000               856,635
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA)
 12-01-26                             5.00            2,000,000             2,019,800
Oakley Redevelopment Agency
 Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38                             5.00            1,750,000             1,728,353
                                                                      ---------------
Total                                                                      14,032,432
-------------------------------------------------------------------------------------


PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
 11-01-18                             5.63            1,000,000             1,009,220
-------------------------------------------------------------------------------------


SALES OR USE TAX (0.3%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                             5.25              500,000(b)            526,020
-------------------------------------------------------------------------------------


SCHOOL (12.1%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22                             5.95            1,055,000(g)            532,131
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
 08-01-16                             5.38            1,550,000             1,700,660
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA)
 08-01-31                             5.25            2,000,000             1,934,800
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
 08-01-15                             5.85            2,500,000(g)          1,874,750
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
 05-01-22                             5.75            2,000,000             2,074,960


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                             5.13%          $1,000,000              $850,080
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22                             5.00            1,395,000             1,479,607
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
 08-01-30                             5.75            2,575,000             2,651,555
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21                             5.68              820,000(g)            437,372
 08-01-24                             5.70            1,810,000(g)            813,197
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
 08-01-27                             5.00            3,000,000             3,335,669
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                             5.00            1,500,000             1,603,260
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
 08-01-28                             5.00            2,615,000             2,852,024
                                                                      ---------------
Total                                                                      22,140,065
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- ASSESSMENT (0.5%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27                             5.00            1,110,000               944,732
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- OTHER (1.5%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-43                             5.13            2,500,000(b)          2,772,900
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (4.7%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                             5.00            1,000,000               812,430
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                             7.38            1,955,000             2,199,825
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                             5.00            1,000,000               851,870
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                             6.05            2,100,000(g)            883,071
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (MBIA)
 09-01-34                             5.00            2,200,000             2,207,919
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
 07-01-36                             5.13            1,475,000             1,585,183
                                                                      ---------------
Total                                                                       8,540,298
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- TAX ALLOCATION (0.6%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                             5.25            1,100,000             1,176,494
-------------------------------------------------------------------------------------


STATE (20.2%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-24                             5.00            1,000,000(b)            976,210
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 05-01-19                             5.63              250,000               268,238
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                             5.13            2,335,000             2,494,667
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30            1,998,000             2,230,927
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                             5.00            2,500,000             2,736,549
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                             6.00            1,000,000             1,129,420
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                             5.25            2,500,000             2,614,675
 02-01-29                             5.25            2,500,000             2,564,250
 02-01-32                             5.00            2,000,000             2,003,480
State of California
 Unlimited General Obligation Bonds
 Series 2006
 09-01-32                             5.00            1,000,000             1,002,610
State of California
 Unlimited General Obligation Bonds
 Series 2008B
 07-01-23                             5.00            1,000,000             1,054,880
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                             5.00            2,000,000             2,064,040
 11-01-23                             5.13            2,500,000             2,586,450
 11-01-24                             5.13            2,000,000             2,063,340
 11-01-29                             5.25              500,000               514,690
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-28                             5.00            2,000,000             2,020,000
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 06-01-32                             5.00            2,000,000             2,005,740
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
 12-01-12                             4.95            2,250,000             2,337,413
 12-01-13                             5.05            1,435,000             1,489,229
 12-01-14                             5.15            2,535,000             2,622,178
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                             5.13              165,000               166,482
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30                2,000                 2,068
                                                                      ---------------
Total                                                                      36,947,536
-------------------------------------------------------------------------------------


WATER & SEWER (5.8%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                             4.75            3,500,000             3,489,675
California State Department of Water Resources
 Revenue Bonds
 Central Valley Project
 Series 2008AE
 12-01-29                             5.00            2,500,000             2,605,925


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                             5.00%            $200,000              $179,646
 09-01-36                             5.00              500,000               429,885
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                             5.00            2,000,000             2,003,300
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                             4.75            2,000,000             1,957,940
                                                                      ---------------
Total                                                                      10,666,371
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $170,229,514)                                                     $170,952,305
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.5%)(f)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33                            11.60%          $4,500,000            $4,634,685
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $4,586,762)                                                         $4,634,685
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (4.4%)
                                                       Amount
                                   Effective         payable at
ISSUE(c,d,e)                         yield            maturity               Value(a)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3
 (Bank of New York)
 05-01-22                             1.10%            $300,000              $300,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2003B-6
 (State Street B&T)
 05-01-22                             1.25            5,015,000             5,015,000
Irvine
 Revenue Bonds
 Assessment District No 97-16
 V.R.D.N. Series 1997
 (State Street B&T)
 09-02-22                             1.25            2,730,000             2,730,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $8,045,000)                                                         $8,045,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $182,861,276)(h)                                                  $183,631,990
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 29, 2008.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.9% of net assets at May 31, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At May 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 10.6% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(f) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource California Tax-Exempt Fund

(h) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $179,486,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $4,900,000
Unrealized depreciation                                                      (4,129,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $771,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource Minnesota Tax-Exempt Fund
MAY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (94.6%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
AIRPORT (3.1%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18                            5.50%           $2,000,000            $2,144,100
 01-01-32                            5.25             7,000,000             7,460,880
                                                                      ---------------
Total                                                                       9,604,980
-------------------------------------------------------------------------------------


CITY (1.1%)
City of Minneapolis
 Prerefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001 Escrowed to Maturity
 12-01-11                            5.00               145,000               155,253
City of Minneapolis
 Unrefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-11                            5.00             2,890,000             3,108,744
                                                                      ---------------
Total                                                                       3,263,997
-------------------------------------------------------------------------------------


COLLEGE (3.2%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,547,729
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18                            5.00               500,000               526,795
 03-01-23                            4.75               800,000               800,560
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             3,092,670
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28                            4.75             1,000,000(h)            990,930
 10-01-33                            4.75               825,000(h)            802,436
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
 04-01-13                            5.00             1,115,000             1,179,860
                                                                      ---------------
Total                                                                       9,940,980
-------------------------------------------------------------------------------------


COUNTY (4.7%)
Anoka County Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Housing Development
 Series 2004 (AMBAC)
 02-01-34                            5.00             1,355,000             1,376,287
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-20                            5.00             1,000,000             1,083,990
 02-01-21                            5.00             1,035,000             1,113,660
 02-01-22                            5.00             1,080,000             1,155,308
 02-01-23                            5.00             1,125,000             1,197,248
 02-01-24                            5.00             1,170,000             1,239,638
 02-01-25                            5.00             1,215,000             1,282,590
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
 02-01-14                            5.25             3,840,000             4,055,463
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             2,038,100
                                                                      ---------------
Total                                                                      14,542,284
-------------------------------------------------------------------------------------


ELECTRIC (16.6%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,220,640
 10-01-30                            5.00             3,800,000             3,789,588
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             3,500,000             3,546,025
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             2,000,000             2,012,060
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000             2,874,540
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             5,057,600
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,545,650
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.00             2,500,000             2,654,375
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (MBIA)
 07-01-32                            5.00             2,820,000(b)          3,079,976
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-19                            6.67            17,000,000(f)         10,759,469
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,535,740
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
 01-01-26                            5.00             7,250,000             7,401,453
                                                                      ---------------
Total                                                                      51,477,116
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (16.6%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             2,000,000             1,994,640
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00             1,000,000             1,016,510
 05-01-21                            5.00             1,500,000             1,519,335
 05-01-37                            5.25             4,715,000             4,673,225
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
 05-15-14                            5.50             2,050,000             2,203,340
 05-15-15                            5.50             2,160,000             2,310,854
 05-15-16                            5.50             2,200,000             2,342,802
 05-15-17                            5.50             1,295,000             1,372,700
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,884,100


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38%           $1,940,000            $1,845,658
 03-01-21                            5.38             1,045,000               988,591
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000               981,610
 11-01-37                            5.75             2,250,000             2,129,603
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16                            4.75               245,000               257,368
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38             4,845,000             5,340,352
 11-15-29                            6.38             2,910,000             3,207,518
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16                            4.75               755,000               767,880
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38               155,000               161,826
 11-15-29                            6.38                90,000                93,582
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,414,245
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             3,300,000             3,222,054
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22                            5.00             3,000,000             3,095,790
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00             1,250,000             1,268,700
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000               979,690
 05-15-26                            5.25             1,000,000               962,840
 05-15-36                            5.25             3,500,000             3,176,880
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00             2,500,000             2,320,100
                                                                      ---------------
Total                                                                      51,531,793
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (0.6%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,753,063
-------------------------------------------------------------------------------------


HEALTH CARE -- NURSING HOME (3.6%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             3,194,187
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000             1,221,938
 10-01-33                            6.00             1,500,000             1,439,595
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19                            5.00             2,505,000             2,541,924
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,335,000             1,295,377
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             1,595,000             1,548,027
                                                                      ---------------
Total                                                                      11,241,048
-------------------------------------------------------------------------------------


HEALTH CARE -- OTHER (1.2%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12                            5.25             1,000,000             1,040,590
 12-01-15                            5.13             1,500,000             1,534,980
 12-01-16                            5.25             1,250,000             1,278,138
                                                                      ---------------
Total                                                                       3,853,708
-------------------------------------------------------------------------------------


HOUSING -- MULTI-FAMILY (2.7%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             2,039,860
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             1,000,000               970,130
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88               750,000               710,993
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
 02-01-35                            5.00             2,135,000             2,162,627
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88             2,205,000             2,378,070
                                                                      ---------------
Total                                                                       8,261,680
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (7.9%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             2,165,167             2,235,925
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                91,737                85,217
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75             1,905,000             1,786,090
 07-01-31                            4.85             2,570,000             2,384,626
 07-01-37                            4.90             5,000,000             4,587,200


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05%           $3,520,000            $3,422,250
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             2,930,000             2,993,171
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             4,000,000(@)          4,033,080
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007I A.M.T.
 07-01-22                            4.65             2,330,000             2,209,725
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21                            5.60                55,000                55,095
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26                            5.75               800,000               802,040
                                                                      ---------------
Total                                                                      24,594,419
-------------------------------------------------------------------------------------


LEASE (3.5%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00             5,000,000             5,237,250
 12-01-27                            5.13             5,350,000             5,488,298
                                                                      ---------------
Total                                                                      10,725,548
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (3.2%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000             1,010,264
 06-01-28                            5.00             1,500,000             1,390,815
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               855,000               866,534
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,072,150
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13             3,000,000             3,135,270
St. Paul Port Authority
 Tax Allocation River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,685,000             2,558,912
                                                                      ---------------
Total                                                                      10,033,945
-------------------------------------------------------------------------------------


SALES OR USE TAX (3.0%)
Hennepin County
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27                            4.75             4,205,000             4,285,736
 12-15-29                            5.00             1,825,000             1,892,251
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             3,022,830
                                                                      ---------------
Total                                                                       9,200,817
-------------------------------------------------------------------------------------


SCHOOL (17.9%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
 02-01-13                            5.00             4,175,000             4,374,021
 02-01-15                            5.00             1,990,000             2,083,769
 02-01-16                            5.00             2,000,000             2,094,240
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24                            5.13             4,000,000             4,265,280
Burnsville Independent School District #191
 Unlimited General Obligation Bonds
 Alternative Facilities
 Series 2008A
 (School District Credit Enhancement Program)
 02-01-29                            4.75             6,700,000             6,808,740
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00             2,500,000             2,381,925
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,000,000(h)          4,039,720
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-23                            4.50             3,000,000             3,037,650
 02-01-24                            4.50             3,400,000             3,432,606
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-16                            5.00             3,000,000             3,216,600
Farmington Independent School District #192
 Unlimited General Obligation Bonds
 School Building
 Series 2005B (FSA)
 (School District Credit Enhancement Program)
 02-01-21                            5.00             3,615,000             3,798,570
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                70,519
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,879,732
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
 02-01-19                            4.13             1,560,000             1,579,063
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75             1,100,000             1,172,754
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.25             3,585,000             3,825,482
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,735,929
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             2,000,000             2,038,740
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
 02-01-13                            5.00             1,405,000             1,495,201
 02-01-14                            5.00             1,480,000             1,561,859
                                                                      ---------------
Total                                                                      55,892,400
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)


SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00%             $175,000              $167,304
 02-01-27                            5.00               225,000               205,578
                                                                      ---------------
Total                                                                         372,882
-------------------------------------------------------------------------------------


SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               230,000               232,155
-------------------------------------------------------------------------------------


STATE (2.5%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25               860,000(b)            973,580
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                            5.50             1,500,000(b)          1,661,731
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25             1,140,000(b)          1,137,218
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,866,291
                                                                      ---------------
Total                                                                       7,638,820
-------------------------------------------------------------------------------------


TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             1,650,000(b)          1,824,851
-------------------------------------------------------------------------------------


WATER & SEWER (2.4%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
 03-01-13                            5.25             2,500,000             2,741,850
 03-01-14                            5.25             2,500,000             2,768,600
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
 03-01-25                            5.00             2,000,000             2,083,540
                                                                      ---------------
Total                                                                       7,593,990
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $289,500,029)                                                     $293,580,476
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (8.8%)(g)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
COLLEGE (3.1%)
University of Minnesota
 Revenue Bonds
 Series 2002
 07-01-21                            5.50%           $8,500,000            $9,628,830
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (0.9%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 07-01-33                            5.65             2,800,000             2,812,782
-------------------------------------------------------------------------------------


SCHOOL (4.8%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
 02-01-18                            5.25             3,600,000             3,898,548
 02-01-19                            5.25             3,450,000             3,736,109
 02-01-20                            5.25             2,850,000             3,086,351
 02-01-21                            5.25             3,865,000             4,184,695
                                                                      ---------------
Total                                                                      14,905,703
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $25,793,572)                                                       $27,347,315
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(c,d,e)                         YIELD            MATURITY               VALUE(a)
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health System
 V.R.D.N. Series 2007B-1 (Bank of New York) MBIA
 11-15-34                            2.50%           $3,600,000            $3,600,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32                            1.40               800,000               800,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            1.40             2,400,000             2,400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $6,800,000)                                                         $6,800,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $322,093,601)(i)                                                  $327,727,791
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 29, 2008.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.8% of net assets at May 31, 2008.


--------------------------------------------------------------------------------
9  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource Minnesota Tax-Exempt Fund

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At May 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 9.2% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(h) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,842,039.

(i) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $305,419,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $9,761,000
Unrealized depreciation                                                      (4,127,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $5,634,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource New York Tax-Exempt Fund
MAY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (97.8%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.6%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,096,140
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               415,000               445,664
                                                                      ---------------
Total                                                                       1,541,804
-------------------------------------------------------------------------------------


CITY (11.1%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75               100,000               111,183
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                            5.38             1,725,000             1,904,642
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
 03-15-12                            5.00               500,000               530,295
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
 11-01-34                            5.00             1,000,000             1,014,370
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,089,450
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                            5.38               275,000               284,460
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-18                            5.50             1,425,000             1,539,812
                                                                      ---------------
Total                                                                       6,474,212
-------------------------------------------------------------------------------------


COLLEGE (9.6%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               516,305
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000             1,005,280
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00               250,000               260,745
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000             1,043,180
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                            5.00               500,000               516,060
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 1999
 (Radian Group Financial Guaranty)
 07-01-20                            6.00             1,500,000             1,557,630
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               716,213
                                                                      ---------------
Total                                                                       5,615,413
-------------------------------------------------------------------------------------


COUNTY (2.5%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
 03-01-15                            6.00             1,250,000             1,449,450
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (10.6%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27                            5.25             1,000,000             1,000,710
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
 02-15-22                            5.00               750,000               781,155
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               750,000               726,615
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             1,250,000             1,252,488
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-21                            5.00             1,000,000             1,032,560
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00               500,000               510,985
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               905,070
                                                                      ---------------
Total                                                                       6,209,583
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28                            7.25               250,000               272,645
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.9%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60               500,000               474,970
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85               675,000               640,832
                                                                      ---------------
Total                                                                       1,115,802
-------------------------------------------------------------------------------------


LEASE (13.4%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
 02-15-47                            5.00               500,000               488,500
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               508,965
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75             3,000,000             3,248,909
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               481,530


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50%             $645,000              $721,961
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
 01-01-17                            5.00             1,000,000             1,080,330
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
 08-01-27                            5.75               750,000(c)            759,240
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50               500,000               516,050
                                                                      ---------------
Total                                                                       7,805,485
-------------------------------------------------------------------------------------


MISCELLANEOUS (3.9%)
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
 06-01-35                            5.00               500,000               440,815
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
 07-01-22                            6.00               900,000               879,066
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine University
 Series 2007 (MBIA)
 07-01-37                            4.50             1,000,000               948,690
                                                                      ---------------
Total                                                                       2,268,571
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (11.3%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               777,195
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               512,965
 01-01-24                            5.00               500,000               511,540
New York Counties Tobacco Trust II
 Revenue Bonds
 Tobacco Settlement Pass Thru Bonds
 Series 2001
 06-01-35                            5.63               500,000               490,810
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75               835,000               857,069
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00             1,000,000             1,048,520
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            503,065
 12-01-23                            5.00               250,000(d)            221,530
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
 06-01-42                            5.13             1,000,000               885,640
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
 06-01-26                            5.00               875,000               804,484
                                                                      ---------------
Total                                                                       6,612,818
-------------------------------------------------------------------------------------


PORT DISTRICT (5.0%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21                            5.00             1,000,000             1,013,520
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             1,500,000             1,430,655
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
 10-15-26                            5.00               500,000               497,000
                                                                      ---------------
Total                                                                       2,941,175
-------------------------------------------------------------------------------------


SALES OR USE TAX (5.2%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00             1,000,000             1,021,700
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                            5.25               500,000(c)            524,815
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                            5.25             1,000,000(c)          1,052,040
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
 06-01-34                            5.00               500,000               441,750
                                                                      ---------------
Total                                                                       3,040,305
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (4.9%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23                            5.00               500,000               521,295
 02-01-31                            5.00             1,000,000             1,019,520
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               261,695
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00               750,000               774,720
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00               250,000               257,148
                                                                      ---------------
Total                                                                       2,834,378
-------------------------------------------------------------------------------------


STATE (0.8%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-24                            5.00               500,000(c)            488,105
-------------------------------------------------------------------------------------


TOLL ROAD (5.7%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               560,000               597,677
 11-15-35                            5.00               500,000               503,080
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
 01-01-23                            5.00               500,000               528,850
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000             1,026,959
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008
 11-15-15                            5.00               620,000               681,771
                                                                      ---------------
Total                                                                       3,338,337
-------------------------------------------------------------------------------------


WATER & SEWER (8.7%)
Erie County Water Authority
 4th Resolution Revenue Bonds
 Series 2007 (MBIA)
 12-01-34                            4.75               500,000               502,735
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
 06-15-29                            5.00             1,000,000             1,016,790


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
 06-15-39                            5.00%           $1,000,000            $1,016,910
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50               500,000(b)            481,645
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00             1,000,000             1,017,160
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000             1,021,600
                                                                      ---------------
Total                                                                       5,056,840
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $56,684,771)                                                       $57,064,923
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.1%)(h)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40%           $1,200,000            $1,200,444
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,199,892)                                                         $1,200,444
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2
 (Bank of America)
 08-01-34                            1.18%             $380,000              $380,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $380,000)                                                             $380,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $58,264,663)(i)                                                    $58,645,367
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 29, 2008.

(b) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $479,330.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.8% of net assets at May 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $724,595 or 1.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At May 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 11.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note




--------------------------------------------------------------------------------
13  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

RiverSource New York Tax-Exempt Fund

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $57,465,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $1,352,000
Unrealized depreciation                                                        (972,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $380,000
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 23, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 23, 2008